Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Registrant Name	dei_EntityRegistrantName	FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Central Index Key	dei_EntityCentralIndexKey	0000893226
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2020
Prospectus Date	rr_ProspectusDate	Feb. 01, 2020